Liabilities arising from insurance contracts	12 Months Ended
Dec. 31, 2021
Liabilities arising from insurance contracts
Liabilities arising from insurance contracts

9. Liabilities and income from insurance contracts

The tables below set forth the balances related to the Group’s insurance activity at December 31, 2021 and 2020:

	2021
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,138	(8,315)	1,823
Claims incurred but not reported reserve	4,292	(3,410)	882
Total	14,430	(11,725)	2,705

	2020
($ in thousands)	Gross	Reinsurance	Net
Unearned premiums	10,903	(8,723)	2,180
Claims incurred but not reported reserve	1,693	(1,354)	339
Total	12,596	(10,077)	2,519

The table below sets forth the components of total insurance income for the years ended December 31, 2021, 2020 and 2019:

($ in thousands)
Income statement	2021	2020	2019
Gross premiums written	2,384	7,203	4,707
Gross ceded reinsurance premiums	(1,874)	(5,762)	(3,766)
Movement in net unearned premium	337	(1,195)	(862)
Net premium earned	847	246	79
Change in insurance claims reserves	(558)	(241)	(79)
Net income on insurance contracts	289	5	-
Insurance underwriting commission	381	172	56
Insurance administrator commission	4,473	1,604	3,489
Total insurance income	5,143	1,781	3,545

There were no claims reported during the year ended December 31, 2021, or outstanding loss reserve relating to reported claims at December 31, 2021 and 2020.